INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Patent costs	$ 155,507		$ 155,507		$ 127,593
License costs	241,909		241,909
Accumulated amortization of patent costs	3,169		3,169		1,249
Accumulated amortization of license costs	11,232		11,232
Amortization expense	$ 640	$ 313	$ 13,152	$ 742	1,055	$ 194
Patent costs					127,593	53,482
Amortization of patent costs					$ 1,249	$ 194